SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents
Cash and cash equivalents	$ 5,632	$ 13,468
CHINA
Cash and Cash Equivalents
Cash and cash equivalents	4,000
HONG KONG
Cash and Cash Equivalents
Cash and cash equivalents	100
UNITED STATES
Cash and Cash Equivalents
Cash and cash equivalents	$ 1,500